Leases - Weighted Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2019
Leases [Abstract]
Operating lease, weighted average remaining lease term	5 years 2 months 12 days
Finance lease, weighted average remaining lease term	1 year 9 months 18 days
Operating lease, weighted average discount rate	6.90%
Finance lease, weighted average discount rate	9.40%